Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales	$ 38,946	$ 36,445
Costs and expenses
Cost of goods sold	33,258	31,123
Depreciation and amortization	1,173	1,056
Selling, general and administrative	1,668	1,601
Interest expense, net	70	88
Equity income	(261)	(233)
Other expense, net	39	30
Income from operations before income taxes	2,999	2,780
Income taxes	744	706
Net income	2,255	2,074
Income attributable to non-controlling interests	(49)	(43)
Net income attributable to Magna International Inc.	$ 2,206	$ 2,031
Earnings per Common Share:
Basic	$ 5.93	$ 5.19
Diluted	$ 5.90	$ 5.16
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	371.8	391.0
Diluted	373.9	393.2